PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 26,024	$ 17,566